Document and Entity Information	Aug. 15, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001974793
Document Type	8-K
Document Period End Date	Aug. 15, 2024
Entity Registrant Name	Oaktree Gardens OLP, LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56548
Entity Tax Identification Number	92-2553158
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(213)
Local Phone Number	830-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true